Note Payable - Related Party (Details) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Maturities of debt
Note Payable Related Party	$ 76,404	$ 68,926	$ 33,133
July 31, 2014 [Member]
Maturities of debt
Note Payable Related Party
July 31, 2015 [Member]
Maturities of debt
Note Payable Related Party
November 1, 2015 [Member]
Maturities of debt
Note Payable Related Party	76,404
April 30, 2014 Member
Maturities of debt
Note Payable Related Party
April 30, 2015 Member
Maturities of debt
Note Payable Related Party
November 1, 2015 Member
Maturities of debt
Note Payable Related Party		$ 68,926